UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

FORM N-Q

JANUARY 31, 2019

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 50.6%
Australia - 2.4%
Australia Government Bond, Senior Notes	2.750%	10/21/19	41,210,000	AUD	$30,144,509	(a)

Brazil - 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	87,720,000	BRL	25,262,791
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	136,000,000	BRL	39,767,465

Total Brazil					65,030,256

Colombia - 4.5%
Colombian TES	6.000%	4/28/28	181,900,000,000	COP	56,131,059

Indonesia - 3.7%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	420,900,000,000	IDR	31,683,430
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	205,600,000,000	IDR	14,618,532

Total Indonesia					46,301,962

Malaysia - 6.4%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	80,300,000	MYR	19,653,464
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	84,270,000	MYR	20,702,378
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	87,370,000	MYR	21,069,075
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	31,835,000	MYR	7,765,199
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	46,360,000	MYR	11,163,479

Total Malaysia					80,353,595

Mexico - 12.5%
Mexican Bonos, Bonds	8.000%	11/7/47	299,700,000	MXN	14,392,888
Mexican Bonos, Senior Notes	8.500%	5/31/29	748,000,000	MXN	39,090,136
Mexican Bonos, Senior Notes	7.750%	11/23/34	294,500,000	MXN	14,167,141
Mexican Bonos, Senior Notes	8.500%	11/18/38	742,000,000	MXN	37,866,649
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,077,000,000	MXN	50,589,389

Total Mexico					156,106,203

Norway - 1.8%
Kommunalbanken AS, Senior Notes (3 mo. USD LIBOR + 0.330%)	3.118%	6/16/20	22,242,000		22,350,141	(b)(c)

Peru - 2.4%
Peru Government Bond, Senior Notes	6.150%	8/12/32	99,400,000	PEN	30,414,159	(a)

Poland - 5.9%
Republic of Poland Government Bond	3.250%	7/25/19	69,020,000	PLN	18,741,960
Republic of Poland Government Bond	1.500%	4/25/20	130,300,000	PLN	35,096,640
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	9,268,507
Republic of Poland Government Bond	2.000%	4/25/21	37,980,000	PLN	10,333,694

Total Poland					73,440,801

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 5.8%
Republic of South Africa Government Bond	6.500%	2/28/41	478,400,000	ZAR	$25,933,058
Republic of South Africa Government Bond	8.750%	2/28/48	682,600,000	ZAR	47,171,513

Total South Africa					73,104,571

TOTAL SOVEREIGN BONDS (Cost - $708,897,838)					633,377,256

CORPORATE BONDS & NOTES - 28.9%
COMMUNICATION SERVICES - 2.5%
Media - 2.5%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	3.197%	4/1/21	31,020,000		31,058,213	(b)(c)

CONSUMER DISCRETIONARY - 6.2%
Automobiles - 6.2%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	3.175%	4/6/20	17,025,000		17,013,795	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.605%	4/5/21	18,725,000		18,128,686	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.797%	1/9/20	10,115,000		10,075,233	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.727%	4/13/20	32,685,000		32,568,738	(c)

TOTAL CONSUMER DISCRETIONARY					77,786,452

FINANCIALS - 18.2%
Banks - 5.8%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.968%	2/12/21	23,305,000		23,301,921	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.573%	1/10/20	7,990,000		8,030,719	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.187%	5/22/20	19,275,000		19,352,700	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.790%	7/26/21	21,540,000		21,801,015	(c)

Total Banks					72,486,355

Capital Markets - 7.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.127%	2/22/21	26,410,000		26,194,129	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.427%	2/23/23	48,640,000		48,114,709	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	3.144%	4/4/19	17,265,000		17,278,388	(b)(c)

Total Capital Markets					91,587,226

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.192%	11/5/21	13,000,000		$13,031,161	(c)

Insurance - 4.1%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	3.024%	9/19/19	17,475,000		17,489,156	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	3.034%	1/8/21	17,930,000		17,896,097	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.957%	10/1/20	15,255,000		15,261,977	(b)(c)

Total Insurance					50,647,230

TOTAL FINANCIALS					227,751,972

INDUSTRIALS - 2.0%
Machinery - 2.0%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	3.018%	3/15/21	25,220,000		25,089,252	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $362,954,673)					361,685,889

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.6%
U.S. Government Obligations - 14.6%
U.S. Treasury Bonds	3.375%	11/15/48	45,730,000		49,053,463
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.422%	4/30/20	70,040,000		70,026,222	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.434%	10/31/20	64,425,000		64,376,246	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $182,117,343)					183,455,931

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.0%
Barclays Commercial Mortgage Securities Trust, 2017-DELC E (1 mo. LIBOR + 2.500%)	5.009%	8/15/36	7,915,000		7,841,743	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% Floor)	0.000%	3/22/44	4,567,825	EUR	4,764,417	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,395,156)					12,606,160

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,267,365,010)					1,191,125,236

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $33,750,445)	2.313%	33,750,445	$33,750,445

TOTAL INVESTMENTS - 97.8% (Cost - $1,301,115,455)			1,224,875,681
Other Assets in Excess of Liabilities - 2.2%			27,621,932

TOTAL NET ASSETS - 100.0%			$1,252,497,613

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	1,655	3/19	$197,142,458	$202,685,781	$5,543,323

Contracts to Sell:
3-Month Euribor	1,066	12/19	304,696,162	305,783,238	(1,087,076)
Euro-Buxl	294	3/19	60,554,824	62,544,195	(1,989,371)
Euro-Oat	712	3/19	122,918,682	124,622,949	(1,704,267)
United Kingdom Long Gilt Bonds	2,102	3/19	336,872,745	340,570,135	(3,697,390)

					(8,478,104)

Net unrealized depreciation on open futures contracts					$(2,934,781)

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	279,800,000	USD	31,416,669	HSBC Bank USA, N.A.	2/15/19	$(457,447)
USD	6,620,061	SEK	59,100,000	HSBC Bank USA, N.A.	2/15/19	80,783
USD	6,625,680	SEK	59,500,000	HSBC Bank USA, N.A.	2/15/19	42,143
USD	8,803,010	SEK	78,200,000	HSBC Bank USA, N.A.	2/15/19	150,361
USD	9,205,019	SEK	83,000,000	HSBC Bank USA, N.A.	2/15/19	21,261
NOK	174,300,000	USD	20,647,011	HSBC Bank USA, N.A.	2/22/19	40,876
USD	49,420,057	JPY	5,343,000,000	HSBC Bank USA, N.A.	2/22/19	283,252
USD	69,525,499	JPY	7,839,000,000	JPMorgan Chase & Co.	2/22/19	(2,565,726)
USD	54,344,121	AUD	76,520,000	Citigroup Global Markets Inc.	2/25/19	(1,299,364)
AUD	69,390,000	USD	49,427,746	HSBC Bank USA, N.A.	2/25/19	1,030,976
AUD	50,830,000	USD	36,763,814	Morgan Stanley & Co. Inc.	2/25/19	198,527
EUR	8,180,000	USD	9,346,313	JPMorgan Chase & Co.	3/12/19	48,685
USD	132,853,853	EUR	115,680,000	JPMorgan Chase & Co.	3/12/19	(8,414)
SEK	279,700,000	USD	31,478,251	HSBC Bank USA, N.A.	3/15/19	(459,968)
USD	1,268,557	SEK	11,300,000	HSBC Bank USA, N.A.	3/15/19	15,405
USD	1,272,259	SEK	11,400,000	HSBC Bank USA, N.A.	3/15/19	8,017
USD	1,692,257	SEK	15,000,000	HSBC Bank USA, N.A.	3/15/19	28,781
USD	1,767,173	SEK	15,900,000	HSBC Bank USA, N.A.	3/15/19	3,889
GBP	43,900,000	USD	55,861,214	Citigroup Global Markets Inc.	3/18/19	1,855,071
USD	5,305,108	GBP	4,200,000	HSBC Bank USA, N.A.	3/18/19	(216,723)
USD	15,176,320	ZAR	221,000,000	Barclays Bank PLC	3/19/19	(1,395,419)
ZAR	42,700,000	USD	2,926,975	Goldman Sachs Group Inc.	3/19/19	274,895
NOK	174,200,000	USD	20,661,108	HSBC Bank USA, N.A.	3/22/19	40,727

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	6,107,000,000	USD	55,344,601	Citigroup Global Markets Inc.	3/26/19	$973,199
USD	7,470,116	PLN	27,900,000	Morgan Stanley & Co. Inc.	4/10/19	(40,498)
CLP	5,210,000,000	USD	7,753,553	HSBC Bank USA, N.A.	4/15/19	191,094
CLP	5,230,000,000	USD	7,770,516	HSBC Bank USA, N.A.	4/15/19	204,629
CLP	7,000,000,000	USD	10,389,456	HSBC Bank USA, N.A.	4/15/19	284,733
CLP	7,670,000,000	USD	11,434,961	HSBC Bank USA, N.A.	4/15/19	260,901
CAD	49,900,000	USD	37,698,787	Goldman Sachs Group Inc.	4/16/19	346,213
NOK	224,900,000	USD	26,468,632	HSBC Bank USA, N.A.	4/26/19	298,105
SEK	379,400,000	USD	43,155,320	HSBC Bank USA, N.A.	5/15/19	(870,077)
SEK	379,400,000	USD	43,257,172	HSBC Bank USA, N.A.	6/14/19	(873,175)

Total						$(1,504,288)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$633,377,256	—	$633,377,256
Corporate Bonds & Notes	—	361,685,889	—	361,685,889
U.S. Government & Agency Obligations	—	183,455,931	—	183,455,931
Collateralized Mortgage Obligations	—	12,606,160	—	12,606,160

Total Long-Term Investments	—	1,191,125,236	—	1,191,125,236

Short-Term Investments†	$33,750,445	—	—	33,750,445

Total Investments	$33,750,445	$1,191,125,236	—	$1,224,875,681

Other Financial Instruments:
Futures Contracts	$5,543,323	—	—	$5,543,323
Forward Foreign Currency Contracts	—	$6,682,523	—	6,682,523

Total Other Financial Instruments	$5,543,323	$6,682,523	—	$12,225,846

Total	$39,293,768	$1,197,807,759	—	$1,237,101,527

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,478,104	—	—	$8,478,104
Forward Foreign Currency Contracts	—	$8,186,811	—	8,186,811

Total	$8,478,104	$8,186,811	—	$16,664,915

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 19, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2019